Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222702
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%	1.01%
Without Sales Load [Member] | C000222703
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%	1.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.78%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.78%)
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	0.77%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	0.77%